Inventories - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes Of Inventories [Abstract]
Cost of inventories recognized as expense during period	$ 459.7	$ 251.2
Inventories, at net realizable value	$ 5.1	$ 2.0